RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) - C. Mer Industries Ltd [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Cost of revenue of products	$ 551	$ 58
Purchase inventory		$ 110